Supplementary Information - Condensed Consolidating Financial Information - Condensed Consolidating Statement of Comprehensive Income (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 76	$ 10	$ 87	$ 38	$ 26	$ 83	$ 74	$ 10	$ 211	$ 193	$ 113
Other comprehensive income (loss):
Reclassification of cash flow hedge losses into earnings									10	21	23
Net unrealized losses on cash flow hedges										(13)	(19)
Total other comprehensive income									9	6	4
Total comprehensive income									220	199	117
Total comprehensive income attributable to noncontrolling interests									(13)	(30)	(12)
Total comprehensive income attributable to partners									207	169	105
Predecessor Equity [Member]
Net income									33	63	53
Other comprehensive income (loss):
Net unrealized losses on cash flow hedges									(1)	(2)
Total other comprehensive income									(1)	(2)
Net unrealized losses on cash flow hedges - predecessor operations									(1)	(2)
Parent Guarantor [Member]
Net income									198	163	101
Other comprehensive income (loss):
Other comprehensive income (loss) from consolidated subsidiaries									9	6	4
Total other comprehensive income									9	6	4
Total comprehensive income									207	169	105
Total comprehensive income attributable to partners									207	169	105
Subsidiary Issuer [Member]
Net income									198	163	101
Other comprehensive income (loss):
Reclassification of cash flow hedge losses into earnings									10	21	22
Net unrealized losses on cash flow hedges									(1)	(12)	(19)
Other comprehensive income (loss) from consolidated subsidiaries										(3)	1
Total other comprehensive income									9	6	4
Total comprehensive income									207	169	105
Total comprehensive income attributable to partners									207	169	105
Non-Guarantor Subsidiaries [Member]
Net income									252	226	142
Other comprehensive income (loss):
Reclassification of cash flow hedge losses into earnings											1
Net unrealized losses on cash flow hedges									1	(1)
Total other comprehensive income										(3)	1
Total comprehensive income									252	223	143
Total comprehensive income attributable to noncontrolling interests									(13)	(30)	(12)
Total comprehensive income attributable to partners									239	193	131
Non-Guarantor Subsidiaries [Member] | Predecessor Equity [Member]
Other comprehensive income (loss):
Net unrealized losses on cash flow hedges - predecessor operations									(1)	(2)
Consolidating Adjustments [Member]
Net income									(437)	(359)	(231)
Other comprehensive income (loss):
Other comprehensive income (loss) from consolidated subsidiaries									(9)	(3)	(5)
Total other comprehensive income									(9)	(3)	(5)
Total comprehensive income									(446)	(362)	(236)
Total comprehensive income attributable to partners									$ (446)	$ (362)	$ (236)